GENERAL - Direct Subsidiaries (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Telkomsel
Direct/ Indirect subsidiaries
Percentage of ownership interest	70.00%	70.00%
Total assets before elimination	Rp 114,388	Rp 116,965
Mitratel
Direct/ Indirect subsidiaries
Percentage of ownership interest	72.00%	72.00%
Total assets before elimination	Rp 58,345	Rp 58,131
Telin
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 19,540	Rp 17,173
Metra
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 17,250	Rp 17,959
TDE
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 9,871	Rp 8,394
Telkomsat
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 8,230	Rp 8,845
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 5,392	Rp 6,185
GSD
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 5,170	Rp 5,460
Telkom Akses
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 4,244	Rp 4,480
TIF
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,944	Rp 3,048
Metra-Net
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,883	Rp 2,096
Telkom Infra
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,226	Rp 1,359
PINS
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 550	Rp 733
Napsindo
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 5	Rp 5